FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Warrants and Conversion Options, Valuation Assumptions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Warrants and Conversion Options, Valuation Assumptions [Line Items]
Dividend Yield	0.00%	0.00%
Volatility	78.94%
Risk-free Interest Rate	0.07%
Minimum [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Warrants and Conversion Options, Valuation Assumptions [Line Items]
Volatility		80.34%
Risk-free Interest Rate		0.10%
Term	240 days	328 days
Maximum [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Schedule of Warrants and Conversion Options, Valuation Assumptions [Line Items]
Volatility		85.43%
Risk-free Interest Rate		1.71%
Term	248 days	3 years 6 months